TAXES - Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current taxes
Total Current income tax (benefit) expense	$ 299	$ (25,545)
Deferred taxes
Total deferred income tax (benefit) expense	(84,646)	(73,112)
Total income tax benefit	(84,347)	(98,657)
PRC
Current taxes
Total Current income tax (benefit) expense	299
Deferred taxes
Total deferred income tax (benefit) expense	(145)	340
Hong Kong
Deferred taxes
Total deferred income tax (benefit) expense	(42,850)	(65,648)
Singapore
Current taxes
Total Current income tax (benefit) expense		(25,546)
Deferred taxes
Total deferred income tax (benefit) expense	(18,958)	(350)
Japan
Current taxes
Total Current income tax (benefit) expense		1
Deferred taxes
Total deferred income tax (benefit) expense	$ (22,693)	$ (7,454)